Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.0%
Aerospace & Defense - 0.7%
TransDigm, Inc.
4.88%, 05/01/2029 (A)	$ 10,288,000	$ 10,304,255
Triumph Group, Inc.
7.75%, 08/15/2025 (B)	2,962,000	2,976,810
8.88%, 06/01/2024 (A)	1,445,000	1,600,338

		14,881,403

Airlines - 1.0%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A) (B)	11,868,000	10,562,401
5.00%, 06/01/2022 (A) (B)	154,000	153,615
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (A)	2,427,000	2,539,249
5.75%, 04/20/2029 (A)	2,126,000	2,293,826
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	420,201	425,348
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (B)	5,658,000	5,771,160
United Airlines Pass-Through Trust
4.63%, 03/03/2024	901,403	924,485

		22,670,084

Auto Components - 1.2%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	3,333,000	3,524,648
Dana, Inc.
5.38%, 11/15/2027	2,558,000	2,705,085
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	2,986,000	3,168,893
5.00%, 05/31/2026 (B)	2,791,000	2,862,589
5.00%, 07/15/2029 (A)	3,923,000	4,126,878
9.50%, 05/31/2025	3,986,000	4,413,299
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	6,447,000	7,011,112

		27,812,504

Automobiles - 0.1%
Ford Motor Co.
8.50%, 04/21/2023	275,000	305,313
9.00%, 04/22/2025	980,000	1,206,331
9.63%, 04/22/2030	1,012,000	1,461,075

		2,972,719

Banks - 1.8%
Barclays PLC
Fixed until 06/20/2029, 5.09% (C), 06/20/2030	1,675,000	1,963,525
Fixed until 09/15/2023 (D), 7.75% (C)	6,257,000	6,859,236
Fixed until 06/15/2024 (D), 8.00% (C)	3,262,000	3,698,293
CIT Bank NA
Fixed until 09/27/2024, 2.97% (C), 09/27/2025	3,277,000	3,453,139
CIT Group, Inc.
4.75%, 02/16/2024	2,166,000	2,333,865
Citigroup, Inc.
Fixed until 09/12/2024 (D), 5.00% (C)	7,691,000	8,088,240
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (A)	694,000	713,731
5.71%, 01/15/2026 (A)	6,247,000	7,051,520

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
3-Month LIBOR + 3.47%, 3.60% (C), 10/30/2021 (D)	$ 1,907,000	$ 1,916,530
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	4,252,000	4,798,169

		40,876,248

Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	10,746,000	10,746,000

Building Products - 0.8%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025 (A) (B)	3,796,000	4,023,760
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	1,617,000	1,651,377
5.00%, 03/01/2030 (A)	694,000	738,243
6.75%, 06/01/2027 (A)	3,272,000	3,501,040
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	1,612,000	1,716,780
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	3,664,000	3,552,798
5.00%, 02/15/2027 (A)	3,421,000	3,527,906

		18,711,904

Capital Markets - 1.8%
Credit Suisse Group AG
Fixed until 02/11/2027 (D), 5.25% (A) (C)	2,250,000	2,359,687
Fixed until 12/18/2024 (D), 6.25% (A) (C)	1,350,000	1,473,120
Fixed until 08/21/2026 (D), 6.38% (A) (C)	3,782,000	4,201,802
Fixed until 09/12/2025 (D), 7.25% (A) (C)	3,450,000	3,886,614
Fixed until 07/17/2023 (D), 7.50% (A) (C)	1,971,000	2,133,608
Fixed until 12/11/2023 (D), 7.50% (A) (C)	6,403,000	7,067,311
Deutsche Bank AG
Fixed until 01/14/2031, 3.73% (C), 01/14/2032	3,428,000	3,531,314
Fixed until 10/30/2025 (D), 6.00% (C)	1,400,000	1,466,500
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	5,744,000	5,830,160
MSCI, Inc.
3.63%, 09/01/2030 (A)	8,369,000	8,797,911

		40,748,027

Chemicals - 2.0%
Avient Corp.
5.75%, 05/15/2025 (A)	3,759,000	3,946,950
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	7,289,000	6,815,215
Hexion, Inc.
7.88%, 07/15/2027 (A) (B)	6,257,000	6,726,275
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	5,559,000	5,857,796
5.25%, 06/01/2027 (A)	9,103,000	9,808,482
Olin Corp.
5.13%, 09/15/2027	3,235,000	3,368,444
9.50%, 06/01/2025 (A)	6,189,000	7,728,514

		44,251,676

Commercial Services & Supplies - 2.4%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	5,392,000	5,675,080
4.25%, 11/01/2029 (A)	787,000	852,911

Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	$ 1,744,000	$ 1,813,760
5.75%, 07/15/2027 (A) (B)	5,235,000	5,457,488
FXI Holdings, Inc.
12.25%, 11/15/2026 (A)	5,200,000	5,915,000
Garda World Security Corp.
4.63%, 02/15/2027 (A)	4,595,000	4,612,093
6.00%, 06/01/2029 (A)	4,381,000	4,287,904
9.50%, 11/01/2027 (A)	2,287,000	2,492,830
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	9,675,000	10,146,656
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (A)	1,312,000	1,321,833
5.63%, 10/01/2028 (A)	5,134,000	5,422,788
5.88%, 10/01/2030 (A)	640,000	700,737
Stericycle, Inc.
5.38%, 07/15/2024 (A)	4,899,000	5,034,702

		53,733,782

Communications Equipment - 1.3%
Avaya, Inc.
6.13%, 09/15/2028 (A)	5,344,000	5,718,080
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	6,343,000	6,438,145
CommScope, Inc.
5.50%, 03/01/2024 (A)	4,981,000	5,123,407
6.00%, 03/01/2026 (A)	3,723,000	3,881,228
8.25%, 03/01/2027 (A)	2,579,000	2,730,516
Nokia OYJ
3.38%, 06/12/2022	4,034,000	4,123,151

		28,014,527

Construction & Engineering - 1.2%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (A) (F)	1,935,400	19
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (A) (F) (G)	1,992,987	0
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 (A) (H)	1,741,000	1,745,823
6.63%, 01/15/2028 (A)	5,109,000	5,453,858
9.88%, 04/01/2027 (A)	8,207,000	9,130,287
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
5.00%, 06/15/2029 (A)	3,161,000	3,217,898
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (A)	1,906,000	2,072,775
6.63%, 07/15/2027 (A)	3,890,000	4,152,575

		25,773,235

Consumer Finance - 2.1%
Ally Financial, Inc.
5.75%, 11/20/2025	2,727,000	3,117,570
Altice Financing SA
5.00%, 01/15/2028 (A)	1,771,000	1,740,008
7.50%, 05/15/2026 (A)	6,910,000	7,189,371
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,975,000	4,149,875
4.00%, 11/13/2030	5,368,000	5,669,950
4.38%, 08/06/2023	3,548,000	3,718,144
4.39%, 01/08/2026	7,534,000	8,174,390
5.88%, 08/02/2021	1,488,000	1,488,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Navient Corp.
5.00%, 03/15/2027	$ 1,020,000	$ 1,060,800
5.88%, 10/25/2024	7,127,000	7,759,521
6.50%, 06/15/2022	3,708,000	3,868,186

		47,935,815

Containers & Packaging - 4.5%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (F)	5,812,000	6,131,079
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A) (B)	3,741,000	3,745,676
4.00%, 09/01/2029 (A)	3,269,000	3,273,086
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A)	1,382,000	1,411,157
6.00%, 02/15/2025 (A)	1,062,000	1,094,922
Ball Corp.
2.88%, 08/15/2030	11,339,000	11,221,301
Cascades, Inc. / Cascades USA, Inc.
5.38%, 01/15/2028 (A)	8,954,000	9,424,085
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	9,253,000	9,576,855
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,805,000	2,840,680
7.88%, 07/15/2026 (A)	5,488,000	5,717,179
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	8,583,000	8,612,953
Greif, Inc.
6.50%, 03/01/2027 (A)	7,031,000	7,400,127
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	6,817,000	6,859,606
7.25%, 04/15/2025 (A)	3,092,000	3,010,835
OI European Group BV
4.00%, 03/15/2023 (A)	3,970,000	4,094,063
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	3,860,000	4,135,025
6.38%, 08/15/2025 (A) (B)	820,000	916,350
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
4.00%, 10/15/2027 (A)	4,977,000	4,970,779
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	4,224,000	4,414,080
8.50%, 08/15/2027 (A)	1,785,000	1,918,875

		100,768,713

Diversified Consumer Services - 0.2%
WW International, Inc.
4.50%, 04/15/2029 (A) (B)	4,457,000	4,518,150

Diversified Financial Services - 3.5%
Avation Capital SA
PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (A) (F) (I)	6,135,229	5,000,212
Dana Financing SARL
5.75%, 04/15/2025 (A)	13,976,000	14,412,750
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.66% (C), 12/21/2065 (A)	17,977,000	14,808,554

Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 3.91% (C), 12/21/2065 (A)	$ 3,974,000	$ 3,328,225
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	4,427,000	4,419,622
5.25%, 03/15/2022 - 10/01/2025 (A)	9,792,000	9,843,960
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (A)	9,405,000	9,515,703
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	3,149,000	3,175,861
5.50%, 05/15/2029 (A)	11,769,000	12,572,288

		77,077,175

Diversified Telecommunication Services - 3.5%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (A)	1,301,000	1,291,243
5.63%, 09/15/2028 (A)	666,000	677,655
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (A)	2,400,000	2,482,536
6.75%, 05/01/2029 (A) (B)	4,144,000	4,413,360
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	366,540
6.63%, 08/01/2026 (B)	6,033,000	6,779,584
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (A) (E) (J)	3,274,000	1,817,070
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	5,877,000	5,708,800
3.75%, 07/15/2029 (A)	1,410,000	1,381,800
4.25%, 07/01/2028 (A)	5,517,000	5,616,996
4.63%, 09/15/2027 (A)	2,435,000	2,528,748
Lumen Technologies, Inc.
4.50%, 01/15/2029 (A)	5,144,000	5,050,379
5.13%, 12/15/2026 (A) (B)	7,590,000	7,888,439
5.38%, 06/15/2029 (A)	5,213,000	5,343,325
5.80%, 03/15/2022	4,234,000	4,344,444
6.75%, 12/01/2023	4,036,000	4,467,529
7.50%, 04/01/2024 (B)	4,775,000	5,370,538
Switch Ltd.
3.75%, 09/15/2028 (A)	4,829,000	4,925,580
4.13%, 06/15/2029 (A)	3,830,000	3,945,857
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	3,434,000	3,412,537

		77,812,960

Electric Utilities - 1.0%
Elwood Energy LLC
8.16%, 07/05/2026	2,879,134	3,087,871
NRG Energy, Inc.
3.38%, 02/15/2029 (A) (B)	2,072,000	2,061,640
7.25%, 05/15/2026	6,546,000	6,809,149
Vistra Operations Co. LLC
4.38%, 05/01/2029 (A)	4,683,000	4,800,075
5.00%, 07/31/2027 (A)	4,340,000	4,481,050
5.63%, 02/15/2027 (A)	611,000	633,913

		21,873,698

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (A)	4,272,000	4,384,140

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	$ 667,000	$ 672,002
4.38%, 02/15/2030 (A)	1,886,000	2,018,020

		7,074,162

Energy Equipment & Services - 1.0%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	5,467,000	5,569,506
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	1,334,000	1,307,320
7.50%, 04/01/2025 (A) (B)	1,431,000	1,433,276
7.50%, 04/01/2025 (A)	1,546,000	1,548,458
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (A) (F)	7,658,649	7,045,957
USA Compression Partners, LP / USA Compression Finance Corp. 6.88%, 09/01/2027	4,444,000	4,698,908

		21,603,425

Entertainment - 0.6%
Netflix, Inc.
4.88%, 04/15/2028	3,886,000	4,546,620
4.88%, 06/15/2030 (A)	3,450,000	4,156,457
5.38%, 11/15/2029 (A)	2,835,000	3,497,681

		12,200,758

Equity Real Estate Investment Trusts - 2.8%
CBL & Associates, LP
5.25%, 12/01/2023 (K)	7,893,000	4,459,545
5.95%, 12/15/2026 (K)	872,000	493,770
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	4,945,000	5,011,164
6.00%, 04/15/2025 (A)	3,212,000	3,374,848
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	1,881,000	1,923,323
5.25%, 03/15/2028 (A)	8,592,000	8,978,640
iStar, Inc.
4.25%, 08/01/2025	4,591,000	4,759,995
5.50%, 02/15/2026	4,570,000	4,775,650
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (A)	3,431,000	3,512,967
4.63%, 06/15/2025 (A)	1,364,000	1,449,250
5.75%, 02/01/2027	2,539,000	2,837,333
MPT Operating Partnership, LP / MPT Finance Corp.
3.50%, 03/15/2031	3,526,000	3,617,605
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	3,147,000	3,359,422
7.50%, 06/01/2025 (A)	6,323,000	6,856,535
SBA Communications Corp.
3.13%, 02/01/2029 (A)	3,046,000	2,991,469
3.88%, 02/15/2027	4,357,000	4,493,156

		62,894,672

Food & Staples Retailing - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.25%, 03/15/2026 (A) (B)	1,607,000	1,645,809
3.50%, 03/15/2029 (A)	5,957,000	6,016,570
4.63%, 01/15/2027 (A)	3,772,000	3,990,776
5.75%, 03/15/2025	2,331,000	2,378,902
7.50%, 03/15/2026 (A)	1,383,000	1,507,470

Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75%, 02/15/2026 (A)	$ 6,399,000	$ 6,686,955
Rite Aid Corp.
7.50%, 07/01/2025 (A)	4,594,000	4,604,107
8.00%, 11/15/2026 (A)	5,255,000	5,274,706

		32,105,295

Food Products - 2.6%
B&G Foods, Inc.
5.25%, 09/15/2027 (B)	7,440,000	7,746,900
Kraft Heinz Foods Co.
3.88%, 05/15/2027	4,454,000	4,931,704
4.88%, 10/01/2049	3,922,000	4,887,194
5.00%, 07/15/2035 - 06/04/2042	8,559,000	10,601,331
6.88%, 01/26/2039	1,374,000	2,015,429
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	9,243,000	9,890,195
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	3,825,000	3,870,900
4.63%, 04/15/2030 (A)	4,134,000	4,211,512
5.50%, 12/15/2029 (A)	3,462,000	3,704,340
5.63%, 01/15/2028 (A)	4,856,000	5,110,940

		56,970,445

Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	6,244,000	6,540,590
AdaptHealth LLC
4.63%, 08/01/2029 (A) (B)	705,000	702,335
6.13%, 08/01/2028 (A)	5,472,000	5,745,600
Centene Corp.
3.38%, 02/15/2030	501,000	522,683
4.25%, 12/15/2027	3,243,000	3,421,365
4.63%, 12/15/2029	1,024,000	1,122,253
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (A)	2,398,000	2,538,882
6.63%, 02/15/2025 (A)	5,126,000	5,375,892
6.88%, 04/15/2029 (A)	674,000	709,385
8.00%, 03/15/2026 (A)	11,296,000	12,110,668
DaVita, Inc.
3.75%, 02/15/2031 (A)	7,184,000	6,966,828
4.63%, 06/01/2030 (A)	5,365,000	5,546,069
Encompass Health Corp.
4.50%, 02/01/2028	2,185,000	2,266,938
4.63%, 04/01/2031	638,000	693,921
4.75%, 02/01/2030	3,206,000	3,422,405
5.75%, 09/15/2025	6,707,000	6,883,059
HCA, Inc.
3.50%, 09/01/2030	3,454,000	3,750,871
5.38%, 02/01/2025	4,023,000	4,559,668
5.88%, 02/15/2026 - 02/01/2029	14,238,000	16,673,115
7.50%, 11/06/2033	441,000	623,464
Tenet Healthcare Corp.
4.25%, 06/01/2029 (A) (B)	5,038,000	5,138,760
4.88%, 01/01/2026 (A)	4,460,000	4,604,950
5.13%, 11/01/2027 (A)	3,225,000	3,378,187
6.13%, 10/01/2028 (A)	4,736,000	5,043,840
6.75%, 06/15/2023	2,401,000	2,605,085
7.50%, 04/01/2025 (A)	640,000	688,000

		111,634,813

Hotels, Restaurants & Leisure - 7.0%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (A)	3,641,000	3,667,543

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
1011778 BC ULC / New Red Finance, Inc. (continued)
4.00%, 10/15/2030 (A)	$ 4,993,000	$ 4,980,517
Boyd Gaming Corp.
4.75%, 12/01/2027	2,837,000	2,939,841
4.75%, 06/15/2031 (A)	1,179,000	1,219,799
8.63%, 06/01/2025 (A)	1,349,000	1,470,397
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	5,149,000	5,309,906
Carnival Corp.
7.63%, 03/01/2026 (A)	2,058,000	2,173,763
10.50%, 02/01/2026 (A)	2,643,000	3,026,182
11.50%, 04/01/2023 (A)	2,320,000	2,615,800
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	2,927,000	3,305,461
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	4,109,000	4,407,272
5.38%, 05/01/2025 (A)	1,265,000	1,322,064
5.75%, 05/01/2028 (A)	493,000	529,975
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (A)	5,142,000	5,043,698
5.00%, 06/01/2029 (A)	2,615,000	2,638,587
International Game Technology PLC
4.13%, 04/15/2026 (A)	1,852,000	1,928,895
5.25%, 01/15/2029 (A)	780,000	832,650
6.25%, 01/15/2027 (A)	3,038,000	3,446,611
6.50%, 02/15/2025 (A)	2,946,000	3,287,132
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (A)	5,857,000	5,995,811
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (A)	1,715,000	1,725,719
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	2,182,000	2,262,865
MGM Resorts International
4.75%, 10/15/2028	5,358,000	5,639,295
5.50%, 04/15/2027	5,448,000	5,920,342
5.75%, 06/15/2025	4,657,000	5,067,421
6.75%, 05/01/2025	1,938,000	2,056,703
NCL Corp. Ltd.
3.63%, 12/15/2024 (A) (B)	5,397,000	5,133,896
5.88%, 03/15/2026 (A)	3,343,000	3,368,073
10.25%, 02/01/2026 (A)	2,181,000	2,491,793
12.25%, 05/15/2024 (A)	3,428,000	4,045,040
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (A)	1,545,000	1,508,075
5.50%, 04/01/2028 (A)	2,469,000	2,517,639
9.13%, 06/15/2023 (A)	1,021,000	1,110,470
10.88%, 06/01/2023 (A)	1,529,000	1,735,415
11.50%, 06/01/2025 (A)	1,444,000	1,653,380
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	4,047,000	4,152,060
7.00%, 05/15/2028 (A)	3,402,000	3,665,655
7.25%, 11/15/2029 (A)	1,938,000	2,173,234
8.25%, 03/15/2026 (A)	4,694,000	4,981,554
Station Casinos LLC
4.50%, 02/15/2028 (A)	6,889,000	6,923,445
Travel & Leisure Co.
4.25%, 03/01/2022	1,780,000	1,788,900
5.65%, 04/01/2024	7,220,000	7,720,671
6.00%, 04/01/2027	6,016,000	6,512,320
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	6,859,000	6,516,050
6.25%, 05/15/2025 (A)	5,512,000	5,470,660
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2014 (A) (E) (G) (J) (L) (M)	1,025,248	0

		156,282,579

Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 1.9%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	$ 3,210,000	$ 3,338,400
6.75%, 03/15/2025	6,144,000	6,335,939
7.25%, 10/15/2029	4,301,000	4,704,434
Century Communities, Inc.
5.88%, 07/15/2025	13,250,000	13,617,025
6.75%, 06/01/2027	2,071,000	2,199,381
KB Home
7.50%, 09/15/2022	3,108,000	3,317,790
7.63%, 05/15/2023	4,095,000	4,402,125
Meritage Homes Corp.
5.13%, 06/06/2027	1,570,000	1,764,680
6.00%, 06/01/2025	2,754,000	3,120,034

		42,799,808

Household Products - 0.4%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	3,363,000	3,430,260
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A)	4,361,000	4,370,158

		7,800,418

Independent Power & Renewable Electricity Producers - 1.2%
Calpine Corp.
3.75%, 03/01/2031 (A)	6,247,000	6,012,737
4.50%, 02/15/2028 (A)	4,965,000	5,113,950
5.00%, 02/01/2031 (A)	1,552,000	1,567,520
5.13%, 03/15/2028 (A)	2,702,000	2,735,775
5.25%, 06/01/2026 (A)	5,253,000	5,404,602
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	2,875,000	2,875,000
4.75%, 03/15/2028 (A)	3,167,000	3,357,020

		27,066,604

Insurance - 1.6%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	5,575,000	5,655,410
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.28% (C), 02/12/2067 (A) (B)	9,926,000	9,590,609
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.51% (C), 05/17/2066	14,233,000	12,807,690
Ohio National Financial Services, Inc.
5.55%, 01/24/2030 (A)	6,816,000	7,909,302

		35,963,011

IT Services - 0.9%
Gartner, Inc.
3.63%, 06/15/2029 (A)	326,000	333,743
3.75%, 10/01/2030 (A)	2,262,000	2,324,205
4.50%, 07/01/2028 (A)	6,533,000	6,908,647
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	6,938,000	6,677,825
Square, Inc.
2.75%, 06/01/2026 (A)	1,533,000	1,567,493
3.50%, 06/01/2031 (A) (B)	1,571,000	1,629,912

		19,441,825

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.1%
Mattel, Inc.
3.15%, 03/15/2023 (B)	$ 1,554,000	$ 1,585,080
5.45%, 11/01/2041	1,400,000	1,648,500

		3,233,580

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	1,438,000	1,475,747
4.00%, 03/15/2031 (A) (B)	1,438,000	1,512,920

		2,988,667

Machinery - 0.8%
Allison Transmission, Inc.
3.75%, 01/30/2031 (A)	5,143,000	5,117,285
Madison IAQ LLC
4.13%, 06/30/2028 (A)	675,000	675,992
5.88%, 06/30/2029 (A)	994,000	1,004,636
Meritor, Inc.
4.50%, 12/15/2028 (A)	883,000	903,927
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (A)	10,029,000	10,705,958

		18,407,798

Media - 11.2%
Adelphia
10.25%, 06/15/2049 - 11/01/2049 (L) (M) (N)	1,460,000	102
Adelphia Communications Corp.
9.25%, 10/01/2049 (L) (M)	1,305,000	91
AMC Networks, Inc.
4.25%, 02/15/2029	7,690,000	7,690,000
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (A)	4,808,000	4,952,240
4.50%, 08/15/2030 (A)	6,451,000	6,773,550
4.50%, 05/01/2032	11,830,000	12,377,137
4.75%, 03/01/2030 (A)	7,769,000	8,234,769
5.00%, 02/01/2028 (A)	3,937,000	4,129,007
5.38%, 06/01/2029 (A)	2,325,000	2,539,109
5.50%, 05/01/2026 (A)	5,527,000	5,713,370
5.75%, 02/15/2026 (A)	6,616,000	6,840,944
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	5,055,000	5,240,013
7.75%, 04/15/2028 (A) (B)	2,244,000	2,340,088
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	8,606,000	8,835,780
CSC Holdings LLC
4.50%, 11/15/2031 (A)	4,250,000	4,291,650
4.63%, 12/01/2030 (A)	20,197,000	19,894,045
5.38%, 02/01/2028 (A)	3,600,000	3,802,788
6.50%, 02/01/2029 (A)	3,262,000	3,597,725
7.50%, 04/01/2028 (A)	3,331,000	3,632,939
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	10,476,000	6,076,080
6.63%, 08/15/2027 (A)	609,000	241,316
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.88%, 08/15/2027 (A) (H)	1,930,000	1,992,725
DISH DBS Corp.
5.00%, 03/15/2023	4,230,000	4,404,488
5.88%, 07/15/2022	2,238,000	2,316,330
7.38%, 07/01/2028 (B)	3,175,000	3,435,102
7.75%, 07/01/2026	5,143,000	5,869,449
Gray Television, Inc.
4.75%, 10/15/2030 (A)	7,827,000	7,759,375

Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Gray Television, Inc. (continued)
7.00%, 05/15/2027 (A)	$ 8,433,000	$ 9,026,430
iHeartCommunications, Inc.
6.38%, 05/01/2026	1,873,000	1,976,015
8.38%, 05/01/2027	4,351,000	4,628,333
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	1,093,000	1,117,593
6.75%, 10/15/2027 (A)	8,137,000	8,682,098
Meredith Corp.
6.50%, 07/01/2025 (A)	5,807,000	6,257,042
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (A) (B)	5,213,000	5,239,065
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	1,337,000	1,337,508
5.38%, 01/15/2031 (A) (B)	1,572,000	1,568,070
Scripps Escrow, Inc.
5.88%, 07/15/2027 (A)	2,358,000	2,440,530
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (A)	2,429,000	2,353,094
5.50%, 03/01/2030 (A) (B)	6,395,000	6,387,006
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (A)	3,750,000	3,868,800
4.63%, 07/15/2024 (A)	3,125,000	3,199,219
5.00%, 08/01/2027 (A)	250,000	261,250
5.50%, 07/01/2029 (A)	3,198,000	3,502,290
TEGNA, Inc.
4.63%, 03/15/2028 (B)	3,058,000	3,149,740
4.75%, 03/15/2026 (A)	2,229,000	2,365,526
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	5,599,000	6,020,661
9.50%, 05/01/2025 (A)	979,000	1,069,558
UPC Broadband Finco BV
4.88%, 07/15/2031 (A)	12,795,000	13,050,900
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	5,449,000	5,544,357
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	3,225,000	3,346,196
Ziggo BV
5.50%, 01/15/2027 (A)	11,363,000	11,791,584

		251,163,077

Metals & Mining - 4.0%
Alcoa Nederland Holding BV
4.13%, 03/31/2029 (A) (B)	2,400,000	2,523,000
7.00%, 09/30/2026 (A)	5,299,000	5,530,831
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	4,153,000	4,563,109
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (A)	5,090,000	5,490,838
Constellium SE
5.63%, 06/15/2028 (A)	2,233,000	2,380,936
5.88%, 02/15/2026 (A)	7,605,000	7,797,026
First Quantum Minerals Ltd.
7.25%, 04/01/2023 (A)	5,804,000	5,912,825
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,142,000	3,291,245
4.25%, 03/01/2030	2,492,000	2,688,245
4.38%, 08/01/2028	4,277,000	4,528,274
4.55%, 11/14/2024	3,775,000	4,104,935
4.63%, 08/01/2030 (B)	3,527,000	3,875,291
5.45%, 03/15/2043	6,153,000	7,909,312
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	6,732,000	7,366,020
New Gold, Inc.
6.38%, 05/15/2025 (A)	1,037,000	1,068,110
7.50%, 07/15/2027 (A)	6,506,000	7,007,222

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis Corp.
3.25%, 11/15/2026 (A) (H)	$ 595,000	$ 603,925
3.88%, 08/15/2031 (A) (H)	612,000	618,267
4.75%, 01/30/2030 (A)	4,021,000	4,281,601
5.88%, 09/30/2026 (A)	6,914,000	7,164,287

		88,705,299

Multiline Retail - 0.2%
Macy’s Retail Holdings LLC
5.88%, 04/01/2029 (A) (B)	1,849,000	1,950,418
Macy’s, Inc.
8.38%, 06/15/2025 (A)	1,214,000	1,323,260

		3,273,678

Oil, Gas & Consumable Fuels - 11.1%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	5,460,000	5,607,092
7.88%, 05/15/2026 (A)	4,584,000	5,076,642
Antero Resources Corp.
8.38%, 07/15/2026 (A)	874,000	988,800
Apache Corp.
4.25%, 01/15/2044 (B)	3,209,000	3,144,178
4.38%, 10/15/2028 (B)	3,338,000	3,536,377
4.63%, 11/15/2025	2,193,000	2,357,475
4.75%, 04/15/2043	1,669,000	1,714,898
4.88%, 11/15/2027	725,000	779,237
Bonanza Creek Energy, Inc.
7.50%, 04/30/2026	651,618	655,352
Callon Petroleum Co.
6.13%, 10/01/2024	8,134,000	7,606,917
6.38%, 07/01/2026	2,575,000	2,304,625
8.00%, 08/01/2028 (A) (B)	813,000	763,740
8.25%, 07/15/2025	4,645,000	4,366,300
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	2,801,000	3,200,447
Cheniere Energy Partners, LP
4.00%, 03/01/2031 (A)	5,672,000	5,999,842
5.63%, 10/01/2026	4,733,000	4,887,343
Cheniere Energy, Inc.
4.63%, 10/15/2028	2,121,000	2,236,255
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	2,054,000	2,064,917
CrownRock, LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (A)	223,000	232,769
5.63%, 10/15/2025 (A)	14,636,000	15,001,900
DCP Midstream Operating, LP
5.38%, 07/15/2025	5,293,000	5,848,765
DCP Midstream, LP
Fixed until 12/15/2022 (D), 7.38% (C)	6,398,000	6,219,082
Devon Energy Corp.
5.88%, 06/15/2028 (A)	3,310,000	3,656,709
DT Midstream, Inc.
4.13%, 06/15/2029 (A)	3,338,000	3,423,453
4.38%, 06/15/2031 (A) (B)	835,000	866,313
eG Global Finance PLC
6.75%, 02/07/2025 (A)	5,529,000	5,660,314
8.50%, 10/30/2025 (A)	2,947,000	3,086,983
EQM Midstream Partners, LP
6.00%, 07/01/2025 (A)	1,507,000	1,641,244
6.50%, 07/01/2027 (A)	2,980,000	3,345,050
Hess Midstream Operations, LP
5.13%, 06/15/2028 (A)	4,881,000	5,112,847
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	3,487,034

Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	$ 853,000	$ 763,435
10.50%, 05/15/2027 (A)	3,210,000	3,081,600
NuStar Logistics, LP
5.63%, 04/28/2027	4,354,000	4,671,015
5.75%, 10/01/2025	1,223,000	1,333,070
6.00%, 06/01/2026	531,000	573,480
Oasis Midstream Partners, LP / OMP Finance Corp.
8.00%, 04/01/2029 (A)	9,655,000	10,041,200
Oasis Petroleum, Inc.
6.38%, 06/01/2026 (A)	3,296,000	3,411,360
Occidental Petroleum Corp.
2.90%, 08/15/2024	12,466,000	12,559,495
5.88%, 09/01/2025	4,668,000	5,175,132
6.13%, 01/01/2031	871,000	1,028,956
6.45%, 09/15/2036	9,951,000	12,035,237
6.63%, 09/01/2030	5,228,000	6,378,160
Ovintiv, Inc.
7.38%, 11/01/2031	4,463,000	6,023,250
Parkland Corp.
4.50%, 10/01/2029 (A)	1,943,000	1,998,774
5.88%, 07/15/2027 (A)	3,894,000	4,151,978
PDC Energy, Inc.
6.13%, 09/15/2024	9,857,000	10,029,497
SM Energy Co.
5.63%, 06/01/2025	1,160,000	1,136,754
6.50%, 07/15/2028 (B)	512,000	509,870
6.63%, 01/15/2027 (B)	4,965,000	4,952,587
6.75%, 09/15/2026 (B)	4,303,000	4,270,082
Southwestern Energy Co.
7.50%, 04/01/2026 (B)	7,310,000	7,720,968
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	4,578,000	4,211,760
Summit Midstream Partners, LP
Fixed until 12/15/2022 (D), 9.50%	4,423,000	3,671,090
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (A)	2,747,000	2,839,601
4.88%, 02/01/2031 (A)	7,857,000	8,495,381
5.00%, 01/15/2028	3,140,000	3,301,773
5.50%, 03/01/2030	4,336,000	4,774,586
5.88%, 04/15/2026 (B)	2,030,000	2,123,888
6.50%, 07/15/2027	1,228,000	1,333,915

		247,470,794

Personal Products - 0.2%
Coty, Inc.
5.00%, 04/15/2026 (A)	5,205,000	5,244,037

Pharmaceuticals - 2.3%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	5,188,000	5,609,032
9.25%, 04/01/2026 (A)	2,121,000	2,295,982
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (A)	2,425,000	2,285,439
5.25%, 01/30/2030 - 02/15/2031 (A)	3,033,000	2,850,051
5.50%, 11/01/2025 (A)	1,745,000	1,782,081
6.13%, 04/15/2025 (A)	6,282,000	6,411,566
7.00%, 01/15/2028 (A)	3,255,000	3,417,750
9.00%, 12/15/2025 (A)	1,753,000	1,871,328
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (A)	5,260,000	3,550,500
9.50%, 07/31/2027 (A) (B)	3,289,000	3,299,525

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
6.13%, 04/01/2029 (A)	$ 3,300,000	$ 3,279,375
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	4,260,000	4,368,247
5.13%, 04/30/2031 (A)	2,195,000	2,260,850
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	8,513,000	8,683,260

		51,964,986

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	4,118,000	4,425,820

Road & Rail - 1.0%
Avolon Holdings Funding Ltd.
5.13%, 10/01/2023 (A)	3,558,000	3,845,551
5.25%, 05/15/2024 (A)	2,500,000	2,754,157
Park Aerospace Holdings Ltd.
5.25%, 08/15/2022 (A)	971,000	1,012,984
Uber Technologies, Inc.
7.50%, 09/15/2027 (A)	8,466,000	9,250,798
8.00%, 11/01/2026 (A)	5,886,000	6,305,377

		23,168,867

Semiconductors & Semiconductor Equipment - 0.0%
Ultratech, Inc.
6.88%, 04/15/2022 (E) (G) (J) (L) (M)	811,000	0
7.13%, 04/15/2025 (G) (L) (M)	3,098,000	0

		0

Software - 0.8%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	6,095,000	6,186,425
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (A)	7,057,000	6,951,145
Open Text Corp.
3.88%, 02/15/2028 (A)	5,098,000	5,263,685

		18,401,255

Specialty Retail - 1.4%
L Brands, Inc.
5.25%, 02/01/2028	2,117,000	2,381,625
6.63%, 10/01/2030 (A)	2,292,000	2,635,800
6.75%, 07/01/2036	2,541,000	3,239,775
6.88%, 11/01/2035	1,903,000	2,447,734
7.50%, 06/15/2029 (B)	4,485,000	5,196,993
9.38%, 07/01/2025 (A)	907,000	1,175,699
Sally Holdings LLC / Sally Capital, Inc.
8.75%, 04/30/2025 (A)	4,968,000	5,399,446
Staples, Inc.
7.50%, 04/15/2026 (A)	7,590,000	7,703,850

		30,180,922

Technology Hardware, Storage & Peripherals - 1.7%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	2,078,000	2,421,568
6.02%, 06/15/2026	2,070,000	2,491,452
7.13%, 06/15/2024 (A)	6,473,000	6,622,462
NCR Corp.
5.00%, 10/01/2028 (A)	2,808,000	2,892,240
5.13%, 04/15/2029 (A)	4,740,000	4,933,582
5.25%, 10/01/2030 (A) (B)	2,215,000	2,331,288
5.75%, 09/01/2027 (A)	1,656,000	1,747,080
6.13%, 09/01/2029 (A)	4,085,000	4,430,223

Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.13%, 01/15/2031 (A)	$ 452,000	$ 472,905
4.88%, 03/01/2024	4,325,000	4,691,154
Western Digital Corp.
4.75%, 02/15/2026 (B)	5,292,000	5,874,120

		38,908,074

Trading Companies & Distributors - 0.5%
United Rentals North America, Inc.
3.75%, 01/15/2032 (H)	3,473,000	3,473,000
4.00%, 07/15/2030	7,513,000	7,804,129

		11,277,129

Wireless Telecommunication Services - 2.1%
Altice France SA
7.38%, 05/01/2026 (A)	3,729,000	3,878,160
8.13%, 02/01/2027 (A)	2,300,000	2,490,348
Sprint Corp.
7.13%, 06/15/2024	10,138,000	11,656,165
7.25%, 09/15/2021	2,071,000	2,084,462
7.63%, 03/01/2026	1,850,000	2,259,757
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,363,000	1,378,334
2.63%, 02/15/2029	1,439,000	1,439,295
2.88%, 02/15/2031	1,460,000	1,468,132
3.38%, 04/15/2029 (A)	4,097,000	4,265,755
4.00%, 04/15/2022	1,493,000	1,518,665
4.50%, 02/01/2026	5,104,000	5,222,668
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (A)	4,955,000	4,905,450
4.75%, 07/15/2031 (A)	3,279,000	3,349,072

		45,916,263

Total Corporate Debt Securities (Cost $2,014,989,837)		2,099,746,681

LOAN ASSIGNMENTS - 2.1%
Communications Equipment - 0.3%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.34% (C), 12/15/2027	5,009,865	5,017,024
Term Loan B2,
1-Month LIBOR + 4.00%, 4.09% (C), 12/15/2027	2,625,000	2,626,874

		7,643,898

Containers & Packaging - 0.4%
Reynolds Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 2.84% (C), 02/05/2023	8,500,000	8,469,307

Diversified Telecommunication Services - 0.5%
Frontier Communications Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (C), 05/01/2028	6,541,605	6,529,340
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.09% (C), 03/09/2027	4,476,329	4,400,231

		10,929,571

	Principal	Value
LOAN ASSIGNMENTS (continued)
Equity Real Estate Investment Trusts - 0.3%
CBL & Associates, LP
Revolver,
3-Month LIBOR + 1.25%, 4.50% (C), 07/28/2023 (H)	$ 6,440,000	$ 5,184,200
Term Loan,
TBD, 07/28/2023 (H) (O)	785,000	634,280

		5,818,480

Hotels, Restaurants & Leisure - 0.4%
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (C), 12/11/2026	10,227,324	10,216,370

Interactive Media & Services - 0.2%
Adevinta ASA
Term Loan B,
TBD, 04/20/2028 (H) (O)	3,700,000	3,693,063

Total Loan Assignments (Cost $46,360,311)		46,770,689

	Shares	Value

COMMON STOCKS - 1.3%
Building Products - 0.6%
AMH New Finance, Inc. (E) (L) (M)	1,593,380	12,189,358

Chemicals - 0.2%
Hexion Holdings Corp., Class B (E) (L)	273,716	5,351,148

Electric Utilities - 0.0% (P)
Homer City Generation LLC (E) (I) (L) (M)	270,659	2,707

Oil, Gas & Consumable Fuels - 0.5%
Bonanza Creek Energy, Inc.	60,693	2,334,860
EP Energy Corp. (E) (L)	33,869	3,353,031
Oasis Petroleum, Inc.	56,146	5,149,149

		10,837,040

Software - 0.0% (P)
ASG WT Corp. (L) (M)	1,265	96,304

Total Common Stocks (Cost $41,377,681)		28,476,557

PREFERRED STOCK - 0.1%
Banks - 0.1%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 5.94% (B) (C) (I)	86,249	2,296,811

Total Preferred Stock (Cost $2,321,021)		2,296,811

OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (Q)	88,200,001	88,200,001

Total Other Investment Company (Cost $88,200,001)		88,200,001

Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.1%

Fixed Income Clearing Corp., 0.00% (Q), dated 07/30/2021, to be repurchased at $47,557,792 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $48,509,004.

$ 47,557,792	$ 47,557,792

Total Repurchase Agreement (Cost $47,557,792)	47,557,792

Total Investments (Cost $2,240,806,643)	2,313,048,531
Net Other Assets (Liabilities) - (3.5)%	(78,432,111)

Net Assets - 100.0%	$ 2,234,616,420

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,099,746,488	$193	$2,099,746,681
Loan Assignments	—	46,770,689	—	46,770,689
Common Stocks	7,484,009	8,704,179	12,288,369	28,476,557
Preferred Stock	2,296,811	—	—	2,296,811
Other Investment Company	88,200,001	—	—	88,200,001
Repurchase Agreement	—	47,557,792	—	47,557,792

Total Investments	$97,980,821	$2,202,779,148	$12,288,562	$2,313,048,531

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $1,419,698,890, representing 63.5% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $89,018,424, collateralized by cash collateral of $88,200,001 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,681,613. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Non-income producing securities.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Securities deemed worthless.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

Transamerica Funds	Page 9

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Avation Capital SA PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026	05/03/2018 - 07/14/2021	$5,381,727	$5,000,212	0.2%
Common Stocks	Homer City Generation LLC	01/10/2011 - 03/24/2017	13,906,767	2,707	0.0	(P)
Preferred Stock	GMAC Capital Trust I, Series 2, 3-Month LIBOR + 5.79%, 5.94%	04/22/2013 - 10/22/2014	2,321,021	2,296,811	0.1

Total			$21,609,515	$7,299,730	0.3%

(J)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2021, the total value of such securities is $1,817,070, representing 0.1% of the Fund’s net assets.
(K)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2021, the total value of such securities is $4,953,315, representing 0.2% of the Fund’s net assets.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the total value of securities is $20,992,741, representing 0.9% of the Fund’s net assets.
(M)	Securities are Level 3 of the fair value hierarchy.
(N)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(O)	All or a portion of the security represents unsettled loan commitments at July 31, 2021 where the rate will be determined at time of settlement.
(P)	Percentage rounds to less than 0.1% or (0.1)%.
(Q)	Rates disclosed reflect the yields at July 31, 2021.
(R)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBD	To Be Determined

Transamerica Funds	Page 10

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 11